Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues		$ 67,507	$ 210,488
Cost of revenues		(14,159)	(28,877)
Gross profit		53,348	181,611
Operating expenses
Selling and marketing		(87,983)	(148,822)
General and administrative		(2,010,363)	(301,129)
Research and development		(35,557)	(45,938)
Total operating expenses		(2,133,903)	(495,889)
Loss from operations		(2,080,555)	(314,278)
Other income, net
Government subsidy		19,468	15,452
Other (expense) income, net		23,591	(4,805)
Total other income, net		43,059	10,647
Loss before income taxes		(2,037,496)	(303,631)
Income tax expense			(18,499)
Net loss		(2,037,496)	(285,132)
Foreign currency translation adjustments, net of nil tax		(1,346)	(5,039)
Total comprehensive loss		$ (2,038,842)	$ (290,171)
Calculation:
Weighted average number of ordinary shares used in per share calculation: basic (in Shares)	[1]	15,008,011	12,000,000
Weighted average number of ordinary shares used in per share calculation: diluted (in Shares)		15,008,011	12,000,000
Net loss per ordinary share – Basic (in Dollars per share)		$ (0.136)	$ (0.024)
Net loss per ordinary share – Diluted (in Dollars per share)		$ (0.136)	$ (0.024)

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.